Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (7,499)	$ (16,723)
Adjustments for operating activities:
Depreciation	27	32
Share-based compensation	355	1,123
Change in other receivables and prepaid expenses (short and long term)	470	811
Change in operating leases	19	(6)
Change in trade payables	597	659
Change in accrued expenses	(877)	(875)
Change in employees and related expenses	(283)	307
Adjustments for operating activities	308	2,051
Net cash used in operating activities	(7,191)	(14,672)
Cash flows from investing activities
Decrease in bank deposits	2,801	10,167
Purchase of property and equipment	0	(3)
Net cash provided by investing activities	2,801	10,164
Cash flows from financing activities
Issuance of Shares, net of issuance expenses	132	1,368
Net cash provided by financing activities	132	1,368
Decrease in cash, cash equivalents and restricted cash	(4,258)	(3,140)
Cash, cash equivalents and restricted cash at beginning of period	9,368	13,596
Cash, cash equivalents and restricted cash at end of period	$ 5,110	$ 10,456